Deposits	12 Months Ended
Sep. 30, 2012
Deposits [Abstract]
Deposits

6. DEPOSITS

Deposits at September 30, 2012 and 2011 are summarized as follows:

	2012			2011
		Weighted			Weighted
		Average	% of		Average	% of
	Amount	Rate	Total	Amount	Rate	Total
	(Dollars in thousands)
Non-certificates:
Checking	$606,504	0.04%	13.3%	$551,632	0.08%	12.3%
Savings	260,933	0.11	5.8	253,184	0.41	5.6
Money market	1,110,962	0.25	24.4	1,066,065	0.35	23.7
Total non-certificates	1,978,399	0.17	43.5	1,870,881	0.28	41.6

Certificates of deposit:
0.00 – 0.99%	1,005,724	0.55	22.1	339,803	0.50	7.6
1.00 – 1.99%	800,745	1.44	17.6	1,106,957	1.27	24.6
2.00 – 2.99%	663,985	2.51	14.6	775,235	2.49	17.2
3.00 – 3.99%	95,765	3.21	2.1	371,682	3.42	8.3
4.00 – 4.99%	6,025	4.50	0.1	30,615	4.40	0.7
Total certificates of deposit	2,572,244	1.44	56.5	2,624,292	1.87	58.4
	$4,550,643	0.89%	100.0%	$4,495,173	1.21%	100.0%

As of September 30, 2012, certificates of deposit were scheduled to mature as follows:

		Weighted
		Average
	Amount	Rate
	(Dollars in thousands)
2013	$1,265,647	1.07%
2014	482,966	1.67
2015	532,738	1.95
2016	192,218	1.68
2017	96,794	1.76
Thereafter	1,881	2.64
	$2,572,244	1.44%

Interest expense on deposits for the periods presented was as follows:

	Year Ended September 30,
	2012	2011	2010
	(Dollars in thousands)
Checking	$421	$441	$622
Savings	408	1,225	1,323
Money market	3,457	5,307	6,522
Certificates	41,884	56,595	70,749
	$46,170	$63,568	$79,216

The amount of noninterest-bearing deposits was $132.5 million and $97.6 million as of September 30, 2012 and 2011, respectively.  Certificates of deposit with a minimum denomination of $100 thousand were $865.4 million and $882.8 million as of September 30, 2012 and 2011, respectively.  Deposits in excess of $250 thousand may not be fully insured by the FDIC.  The aggregate amount of deposits that were reclassified as loans receivable due to customer overdrafts was $123 thousand and $124 thousand as of September 30, 2012 and 2011, respectively.